COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Pending litigation

On February 26, 2021, Protrade Systems, Inc. (“Protrade”) filed a Request for Arbitration (the “Request”) with the International Court of Arbitration (the “ICA”) of the International Chamber of Commerce alleging that the Company is in breach of an Exclusive Distribution Agreement dated March 7, 2019, between Protrade and the Company (the “Exclusive Distribution Agreement”). Protrade alleges, in part, that the Company has breached the Exclusive Distribution Agreement by discontinuing the manufacture of the DV0057 Painshield MD device in favor of an updated 10-100-001 Painshield MD device. Protrade claims damages estimated at $3 million.

On March 15, 2022, the arbitrator issued a final award which determined that (i) the Company had the right to terminate the Exclusive Distribution Agreement; (ii) the Company did not breach the duty of good faith and fair dealing with regard to the Exclusive Distribution Agreement; and (iii) the Company did not breach any confidentiality obligations to Protrade. Nevertheless, the arbitrator determined that the Company did not comply with the obligation to supply Protrade with a year’s supply of patches and awarded Protrade $1,500,250, which consists of $1,432,000 for “lost profits” and $68,250 as reimbursement of arbitration costs, on the grounds that the Company allegedly failed to supply Protrade with certain patches utilized by users of DV0057 Painshield MD device. The arbitrator based the decision on the testimony of Protrade’s president who asserted that a user would use in excess of 33 patches per device. The Company believes that the number of patches per device alleged by Protrade is grossly inflated and that these claims were not properly raised before the arbitrator. Accordingly, on April 13, 2022, the Company submitted an application for correction of the award which the arbitrator denied on June 22, 2022.

On April 5, 2022, Protrade filed a Petition with the Supreme Court of New York, Nassau County seeking to confirm the award. On April 13, 2022, the Company submitted an application to the ICA seeking to correct an error in the award based on the evidence that the Company only sold 2-3 reusable patches per device contrary to the 33 reusable patches claimed by Protrade. The same arbitrator who issued the award denied the application.

On July 22, 2022, the Company filed a cross-motion seeking to vacate the arbitration award on the grounds that the arbitrator exceeded her authority, that the award was procured by fraud, and that the arbitrator failed to follow procedures established by New York law. In particular, the Company averred in its motion that Protrade’s witness made false statements in arbitration and that the arbitrator resolved a claim that was never raised by Protrade and has no factual basis.

On October 3, 2022, the court issued a decision granting Protrade its petition to confirm the award and denying the cross-motion.

On November 9, 2022, the Company filed a motion to re-argue and renew its cross-motion to vacate the arbitration decision based on newer information that was not available during the initial hearing. On the same day, the Company also filed a notice of appeal with the Appellate Division, Second Department. On March 21, 2023, the court denied the motion to re-argue and renew.

On July 10, 2023, the Company filed an appeal with the Appellate Division, Second Department. The Company intends to continue to vigorously pursue its opposition to the award in all appropriate fora.

As of September 30, 2024 and December 31, 2023, the Company accrued the amount of the arbitration award to Protrade of approximately $2 million for both periods including interest which is classified in “Other accounts payable and accrued expenses.”

NOTE 11 - COMMITMENTS AND CONTINGENCIES

Pending and settled litigation

On February 26, 2021, Protrade Systems, Inc. (“Protrade”) filed a Request for Arbitration (the “Request”) with the International Court of Arbitration (the “ICA”) of the International Chamber of Commerce alleging the Company is in breach of an Exclusive Distribution Agreement dated March 7, 2019 (the “Exclusive Distribution Agreement”) between Protrade and the Company. Protrade alleges, in part, that the Company has breached the Exclusive Distribution Agreement by discontinuing the manufacture of the DV0057 Painshield MD device in favor of an updated 10-100-001 Painshield MD device. Protrade claims damages estimated at $3 million.

On March 15, 2022, the arbitrator issued a final award, which, determined that (i) the Company had the right to terminate the Exclusive Distribution Agreement; (ii) the Company did not breach the duty of good faith and fair dealing with regard to the Exclusive Distribution Agreement; and (iii) the Company did not breach any confidentiality obligations to Protrade. Nevertheless, the arbitrator determined that the Company did not comply with the obligation to supply Protrade with a year’s supply of patches, and awarded Protrade $1,500,250, which consists of $1,432,000 for “lost profits” and $68,250 as reimbursement of arbitration costs, on the grounds that the Company allegedly failed to supply Protrade with certain patches utilized by users of DV0057 Painshield MD device. The arbitrator based the decision on the testimony of Protrade’s president who asserted that a user would use in excess of 33 patches per each device. The Company believes that the number of patches per device alleged by Protrade is grossly inflated, and that these claims were not properly raised before the arbitrator. Accordingly, on April 13, 2022, the Company submitted an application for the correction of the award which the arbitrator denied on June 22, 2022.

On July 22, 2022, the Company filed a cross-motion seeking to vacate arbitration award on the grounds that the arbitrator exceeded her authority, that the award was procured by fraud, and that the arbitrator failed to follow procedures established by New York law. In particular, the Company averred in its motion that Protrade’s witness made false statements in arbitration, and that the arbitrator resolved a claim that was never raised by Protrade and that has no factual basis.

On October 3, 2022, the court issued a decision granting Protrade its petition to confirm the award and denying the cross-motion.

On November 9, 2022, the Company filed a motion to re-argue and renew its cross-motion to vacate the arbitration decision based on newer information that was not available during the initial hearing. On the same day, the Company also filed a notice of appeal with the Appellate Division, Second Department. On March 21, 2023, the court denied the motion to re-argue and renew.

On July 10, 2023, the Company filed its appeal with the Appellate Division, Second Department. That appeal is now fully briefed and is awaiting the scheduling of oral argument.

As of December 31, 2023 and 2022, the Company accrued the amount of the arbitration award to Protrade of approximately $2.0 million and $1.9 million, respectively, including interest which is classified in “Other accounts payable and accrued expenses”.

Other Risks

On March 12, 2020, the World Health Organization declared COVID-19 to be a pandemic, and the COVID-19 pandemic has resulted in significant financial market volatility and uncertainty. A continuation or worsening of the levels of market disruption and volatility seen in the recent past could have an adverse effect on our ability to access capital, on our business, results of operations and financial condition, and on the market price of our common shares.